UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 30, 2012

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):              [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Salzman & Co., Inc.
   Address:               One Landmark Square
                          Suite 650
                          Stamford, CT 06901

   Form 13F File Number:  028-12438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:   Stephen B. Salzman
   Title:  CEO/President
   Phone:  203-302-2701

   /s/ Stephen B. Salzman          Stamford, CT           May 14, 2012
   ------------------------        -------------           -----------------
   Signature                       City, State             Date


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        13

Form 13F Information Table Value Total (in thousands):   $117,450


List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE

Column 1                      Column 2   Column 3  Column 4         Column 5         Column 6   Column 7         Column 8
----------------------------  --------  ---------  --------  ---------------------  ----------  --------  ----------------------
                               TITLE
                                 OF                 VALUE    SHRS OR   SH/    PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP    (X$1000)  PRN AMT   PRN    CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
----------------------------  --------  ---------  --------  -------   ---    ----  ----------  --------  -------  ------ ------
AMERISOURCEBERGEN CORP         COMM    03073E105     9,792    246900    SH             Sole                246,900
BANK OF NEW YORK MELLON CORP   COMM    064058100    14,111    584800    SH             Sole                584,800
GENERAL DYNAMICS CORP          COMM    369550108    11,726    816000    SH             Sole                816,000
GOLDMAN SACHS GROUP INC        COMM    38141G104    12,240    166800    SH             Sole                166,800
GOOGLE INC-CL A                COMM    38259P508    12,163     97797    SH             Sole                 97,797
INTL BUSINESS MACHINES CORP    COMM    459200101     4,360      6799    SH             Sole                  6,799
IRON MOUNTAIN INC              COMM    462846106     6,447     30900    SH             Sole                 30,900
PEPSICO INC                    COMM    713448108     1,070     37150    SH             Sole                 37,150
SCHWAB (CHARLES) CORP          COMM    808513105     9,953    150000    SH             Sole                150,000
SOUTHWESTERN ENERGY CO         COMM    845467109    10,874    355350    SH             Sole                355,350
TD AMERITRADE HOLDING CORP     COMM    87236Y108     1,279     64810    SH             Sole                 64,810
US BANCORP                     COMM    902973304    10,271    324200    SH             Sole                324,200
WELLS FARGO & COMPANY          COMM    949746101    13,164    385600    SH             Sole                385,600